BALANCE SHEET - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 07, 2021
Current assets
Cash	$ 159,133	$ 453,151
Prepaid expense	14,607	21,215
Prepaid insurance	28,714	61,846
Total Current Assets	202,454	536,212
Investments held in Trust Account	117,364,026	117,320,973
Total assets	117,566,481	117,857,185
Current Liabilities
Accrued expense	516,408	125,972
Franchise tax payable	50,000	164,008
Total Current Liabilities	566,408	289,980
Warrant liabilities	2,089,028	4,851,668
Deferred underwriter fee payable	4,025,000	4,025,000
Total liabilities	6,680,436	9,166,648
Commitments and Contingencies
Class A Common Stock subject to possible redemption; 11,500,000 shares at redemption value of $10.20	117,300,000	117,300,000
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(6,414,302)	(8,609,810)
Total Stockholders' Deficit	(6,413,955)	(8,609,463)	$ 24,155	$ 0
Total Liabilities and Stockholders' Deficit	117,566,481	117,857,185
Class A common stock
Stockholders' Deficit
Common stock	59	59
Class B common stock
Stockholders' Deficit
Common stock	$ 288	$ 288